Longterm debt (Details Narrative)	1 Months Ended
May 26, 2021 CAD ($)
Long term loan	$ 1,000,000
Loan term	10 years
Interest Rate	4.00%
Repayment Terms	May 26, 2022
BDC [Member]
Revolving loan	$ 1,000,000